Intangible Assets - Summary of Carrying Value of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 1,363,266	¥ 1,355,326
Capitalized development costs [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	582,606	638,337
Software and other [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 780,660	¥ 716,989